Income Tax - Deferred tax assets and liability (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Inventory write-down	¥ 6,914	¥ 3,648
Net operating loss carry forwards	88,481	61,086
Advertisement expenses	4,933	1,135
Deferred revenue	4,126	5,196
Allowance for doubtful accounts	2,183
Lease liability	39,431
Less: Valuation allowance		(19,851)	¥ (14,999)	¥ (101,036)
Total deferred tax assets	146,068	51,214
Deferred tax liabilities
Intangible assets	1,715	2,024
Right of use assets	39,431
Total deferred tax liabilities	41,146	2,024
Net deferred tax assets	106,637	51,214
Net deferred tax liabilities	¥ 1,715	¥ 2,024